Research and development costs	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Research and development costs

5.	Research and development costs
Research and development costs were as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Research and development expenditures expensed	€2,761	€1,281	€1,689
Amortization of capitalized development expenditures	1,575	822	742
Impairment and write-off of capitalized development expenditures	151	128	142
Total Research and development costs	€4,487	€2,231	€2,573
Refer to Note 2, Basis of Preparation - Use of estimates - Recoverability of non-current assets with definite useful lives for detail on the impairment and write-off of capitalized development expenditures during the years ended December 31, 2021, 2020 and 2019.
Refer to Note 10, Other intangible assets, for information on capitalized development expenditures.